Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/(reversal)	₨ 146,821	$ 1,947	₨ (2,611)	₨ (44,679)
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/(reversal)			₨ 2,611
Impairment charge	₨ 135,031	$ 1,791